REVENUE - Narrative1 (Details) - Maximum	Mar. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue From Contract With Customer [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, Period		25 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue From Contract With Customer [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, Period	25 years